Basic and Diluted Net Loss Per Unit (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Loss from continuing operations attributable to Trilogy International Partners LLC		$ (48,195)	$ (42,409)	$ (34,563)
Gain (loss) from discontinued operations attributable to Trilogy International Partners LLC		50,303	(9,738)	(12,491)
Net income (loss) attributable to Trilogy International Partners LLC		$ 2,108	$ (52,147)	$ (47,054)
Basic weighted average units outstanding		356,424	355,623	355,623
Less: weighted average Class C - profit interest units		(12,981)	(12,981)	(12,981)
Basic weighted average units outstanding		343,443	342,642	342,642
Basic weighted average units outstanding		343,443	342,642	342,642
Dilutive potential common shares	[1]	0	0	0
Diluted weighted average units outstanding		343,443	342,642	342,642
Basic (dollars per share)		$ (140.33)	$ (123.77)	$ (100.87)
Diluted (dollars per share)		(140.33)	(123.77)	(100.87)
Basic (dollars per share)		146.47	(28.42)	(36.45)
Diluted (dollars per share)		$ 146.47	$ (28.42)	$ (36.45)

[1]	Diluted earnings per unit includes any dilutive impact of profit interest units, stock options, restricted stock units, performance-based restricted stock units and performance awards.